UNITED STATES
      		SECURITIES AND EXCHANGE COMMISSION
      			FORM 13F



      		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

December 31, 2010

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a
restatement.
				  [     ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
      		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting
Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

Lloyd Moskowitz  New York, New York  February 14, 2011


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.



		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	84
Form 13F Information Table Value Total:	$212,936

List of Other Included Managers:

No. 13F File Number		Name





 WALTER F. HARRISON, III









            FORM 13F










 AS OF DECEMBR 31, 2010





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison
III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a)
Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




ALLIANT TECHSYSTEMS INC CMN
Common
018804104
         3,271,943
             43,960
X


Walter Harrison
X


AK STEEL HOLDING CORP, CMN
Common
001547108
         1,779,419
           108,700
X


Walter Harrison
X


ABBOTT LABORATORIES CMN
Common
002824100
         3,114,150
             65,000
X


Walter Harrison
X


AKAMAI TECHNOLOGIES INC
Common
00971T101
            562,483
             11,955
X


Walter Harrison
X


ALTRIA GROUP INC CMN
Common
02209S103
         2,150,557
             87,350
X


Walter Harrison
X


AMAZON.COM INC
Common
023135106
         1,710,000
                9,500
X


Walter Harrison
X


ANALOG DEVICES, INC. CMN
Common
032654105
         1,909,869
             50,700
X


Walter Harrison
X


AON CORPORATION
Common
037389103

         1,426,310

             31,000
X


Walter Harrison
X


APPLE, INC CMN
Common
037833100
         2,257,920
                7,000
X


Walter Harrison
X


BABCOCK & WILCOX COMPANY
Common
05615F102
         1,829,685
             71,500
X


Walter Harrison
X


BANK OF AMERICA CORP CMN
Common
060505104
            706,566
             52,966
X


Walter Harrison
X


BANK OF NEW YORK MELLON CORP
Common
064058100
         3,774,034
           124,968
X


Walter Harrison
X


BARRICK GOLD CORPORATION CMN
Common
067901108
         1,249,730
             23,500
X


Walter Harrison
X


BUCYRUS INTERNATIONAL INC CMN CLASS A
Common
118759109
         3,563,752
             39,863
X


Walter Harrison
X


CA INC CMN
Common
12673P105
         2,675,862
           109,487
X


Walter Harrison
X


CAPITAL ONE FINANCIAL CORP CMN
Common
14040H105
         2,025,388
             47,589
X


Walter Harrison
X


CIMAREX ENERGY CO CMN
Common
171798101
      28,103,229
           317,443
X


Walter Harrison
X


CISCO SYSTEMS, INC. CMN
Common
17275R102
         4,284,714
           211,800
X


Walter Harrison
X


CONSTANT CONTACT INC CMN
Common
210313102
         1,225,655
             39,550
X


Walter Harrison
X


CVS CAREMARK CORPORATION CMN
Common
126650100
         5,267,655
           151,500
X


Walter Harrison
X


CYBERONICS INC CMN
Common
23251P102
         3,578,808
           115,371
X


Walter Harrison
X


DECKERS OUTDOORS CORP CMN
Common
243537107
         2,116,539
             26,543
X


Walter Harrison
X


DOW CHEMICAL CO CMN
Common
260543103
         3,110,154
             91,100
X


Walter Harrison
X


EBAY INC
Common
278642103
         3,144,790
           113,000
X


Walter Harrison
X


EMC CORPORATION MASS CMN
Common
268648102
         4,360,160
           190,400
X


Walter Harrison
X


EVEREST RE GROUP LTD CMN
Common
G3223R108
         4,792,330
             56,500
X


Walter Harrison
X


EXPEDIA, INC
Common
30212P105
            770,263
             30,700
X


Walter Harrison
X


F5 NETWORKS
Common
315616102
            650,800
                5,000
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A) CMN CLASS A
Common
345550107
         2,533,542
           151,800
X


Walter Harrison
X


GILEAD SCIENCES CMN
Common
375558103
         1,449,600
             40,000
X


Walter Harrison
X


GOLD RESOURCE CORP CMN
Common
38068T105
            441,000
             15,000
X


Walter Harrison
X


GOLDCORP INC CMN
Common
380956409
         1,269,048
             27,600
X


Walter Harrison
X


GOLDMAN SACHS GROUP
Common
38141G104
         1,681,600
             10,000
X


Walter Harrison
X


GOOGLE, INC. CMN CLASS A
Common
38259P508
         3,890,504
                6,550
X


Walter Harrison
X


HALLIBURTON COMPANY CMN
Common
406216101
            979,920
             24,000
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP CMN
Common
436233100
            128,938
             78,621
X


Walter Harrison
X


INTEL CORPORATION CMN
Common
458140100
         2,081,970
             99,000
X


Walter Harrison
X


JUNIPER NETWORKS, INC
Common
48203R104
            203,060
                5,500
X


Walter Harrison
X


KKR FINANCIAL HOLDINGS LLC CMN SERIES  CLASS
Common
48248A306
         1,000,680
           107,600
X


Walter Harrison
X


KOHLS CORP (WISCONSIN), CMN
Common
500255104
         2,608,320
             48,000
X


Walter Harrison
X


KRAFT FOODS INC CMN CLASS A
Common
50075N104
         2,695,554
             85,546
X


Walter Harrison
X


LAKES ENTERTAINMENT INC CMN
Common
51206P109
            179,613
             63,022
X


Walter Harrison
X


LEAR CORPORATION CMN
Common
521865204
         2,132,136
             21,600
X


Walter Harrison
X


LIBERTY MEDIA HLDG CORP CMN SERIES A INTERACTIVE
Common
53071M104
         1,734,700
           110,000
X


Walter Harrison
X


LRAD CORP CMN
Common
50213V109
            161,400
             60,000
X


Walter Harrison
X


MANNKIND CORPORATION CMN
Common
56400P201
            931,736
           115,600
X


Walter Harrison
X


MASSEY ENERGY COMPANY CMN
Common
576206106
         3,822,563
             71,250
X


Walter Harrison
X


MATTSON TECHNOLOGY
Common
577223100
            679,815
           226,605
X


Walter Harrison
X


MAXIM INTEGRATED PRODUCTS, INC
Common
57772K101
         1,407,752
             59,600
X


Walter Harrison
X


MBIA INC CMN
Common
55262C100
         1,231,373
           102,700
X


Walter Harrison
X


MCDERMOTT INTL CMN
Common
580037109
         1,531,060
             74,000
X


Walter Harrison
X


MCMORAN EXPLORATION INC
Common
582411104
         2,024,234
           118,100
X


Walter Harrison
X


MEAD JOHNSON NUTRITION CO CMN CLASS A
Common
582839106
         1,850,693
             29,730
X


Walter Harrison
X


MERCK & CO., INC. CMN
Common
58933Y105
         2,674,168
             74,200
X


Walter Harrison
X


METTLER-TOLEDO INTL CMN
Common
592688105
         4,882,268
             32,288
X


Walter Harrison
X


MICROSOFT CORPORATION CMN
Common
594918104
         2,510,505
             89,950
X


Walter Harrison
X


NEWELL RUBBERMAID INC
Common
651229106
            327,240
             18,000
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC CMN
Common
649445103
         1,256,560
             66,661
X


Walter Harrison
X


NOVELLUS SYSTEMS INC CMN
Common
670008101
         2,197,760
             68,000
X


Walter Harrison
X


OIL SERVICE HOLDRS TRUST CMN
Common
678002106
         2,107,950
             15,000
X


Walter Harrison
X


PARAMETRIC SOUNDS CORPORATION CMN
Common
699172102
              90,214
           231,319
X


Walter Harrison
X


PENSKE AUTOMOTIVE GROUP, INC CMN
Common
70959W103
         4,218,758
           242,179
X


Walter Harrison
X


PHILLIP MORRIS INTL INC
Common
718172109
         4,252,205
             72,650
X


Walter Harrison
X


PICO HOLDINGS INC CMN
Common
693366205
         1,769,670
             55,650
X


Walter Harrison
X


PIONEER NATURAL RESOURCES CO CMN
Common
723787107
         1,215,480
             14,000
X


Walter Harrison
X


PLAINS EXPL & PROD CO
Common
726505100
         1,607,000
             50,000
X


Walter Harrison
X


POTASH CORP. OF SASKATCHEWAN CMN
Common
73755L107
         2,012,790
             13,000
X


Walter Harrison
X


PULTE HOMES, INC. CMN
Common
745867101
         2,100,336
           279,300
X


Walter Harrison
X


RADIAN GROUP INC. CMN
Common
750236101
         1,273,850
           157,850
X


Walter Harrison
X


REDWOOD TRUST INC CMN
Common
758075402
         5,589,777
           374,399
X


Walter Harrison
X


RETAIL HOLDRS TRUST MUTUAL FUND
Common
76127U101
                5,430
                     51
X


Walter Harrison
X


SPDR GOLD TRUST ETF
Common
78463V107
         1,456,560
             10,500
X


Walter Harrison
X


STORAGENETWORKS INC. CMN
Common
86211E103
                       -
             95,289
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD ADS
Common
881624209
         6,733,319
           129,164
X


Walter Harrison
X


TIME WARNER CABLE INC, CMN
Common
88732J207
         2,509,140
             38,000
X


Walter Harrison
X


U.S. BANCORP CMN
Common
902973304
         6,609,835
           245,081
X


Walter Harrison
X


ULTA SALON COSMETICS & FRANGRANCES
Common
90384S303
            453,424
             13,336
X


Walter Harrison
X


UNITED STATES STEEL CORP CMN
Common
912909108
         3,096,260
             53,000
X


Walter Harrison
X


VISA INC.
Common
92826C839
         3,462,696
             49,200
X


Walter Harrison
X


VODAFONE GROUP PLC SPONSORED ADR CMN
Common
92857W209
         1,830,970
             69,250
X


Walter Harrison
X


WELLPOINT, INC. CMN
Common
94973V107
         4,645,462
             81,700
X


Walter Harrison
X


WHIRLPOOL CORP
Common
963320106
            977,130
             11,000
X


Walter Harrison
X


WILLIS GROUP HOLDINGS LTD CMN
Common
G96655108
         3,338,332
             96,400
X


Walter Harrison
X


YAHOO INC CMN
Common
984332106
         3,667,747
           220,550
X


Walter Harrison
X














Total Market Value


212,936,412







